Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2021
Class of Warrant or Right [Line Items]
Warrants exercise		0
Warrants and rights outstanding, term	5 years
Stock option exercises, net, shares	4,828
Public Warrants and Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.5
Class of warrants, redemption price per unit	$ 0.01
Class of warrants, redemption notice period	30 days
Share price	$ 18
Number of consecutive trading days for determining share price	20 days
Number of trading days to determine share price	30 days
Stock option exercises, net, shares	10
Proceeds from Warrant Exercises	$ 1
Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants exercise			50,529